Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Portfolio
May 31, 2024
HEA-NPRT1-0724
1.802174.120
Common Stocks - 98.3%
	Shares	Value ($)
Biotechnology - 20.4%
Biotechnology - 20.4%
Acelyrin, Inc.	900,000	3,708,000
Acumen Pharmaceuticals, Inc. (a)	1,140,000	3,351,600
Allogene Therapeutics, Inc. (a)(b)	4,088,900	10,222,250
Alnylam Pharmaceuticals, Inc. (a)	540,000	80,152,200
Apogee Therapeutics, Inc.	52,600	2,400,664
Arcellx, Inc. (a)	400,000	20,800,000
Arcus Biosciences, Inc. (a)	700,000	10,549,000
Argenx SE ADR (a)	280,000	103,885,600
Ascendis Pharma A/S sponsored ADR (a)	820,000	110,782,000
Avidity Biosciences, Inc. (a)	1,000,000	26,860,000
Blueprint Medicines Corp. (a)	700,000	73,892,000
Cargo Therapeutics, Inc. (b)	995,805	18,920,295
Caris Life Sciences, Inc. (a)(c)(d)	1,420,479	3,679,041
Celldex Therapeutics, Inc. (a)	550,000	18,315,000
Cytokinetics, Inc. (a)(b)	1,480,000	71,794,800
Exact Sciences Corp. (a)	1,782,525	81,015,761
Immunocore Holdings PLC ADR (a)(b)	391,904	19,195,458
Insmed, Inc. (a)	500,000	27,525,000
Intellia Therapeutics, Inc. (a)(b)	560,000	11,972,800
Janux Therapeutics, Inc. (a)	650,000	34,775,000
Keros Therapeutics, Inc. (a)	650,000	30,465,500
Legend Biotech Corp. ADR (a)	2,500,000	100,025,000
Merus BV (a)(b)	640,000	34,073,600
Morphic Holding, Inc. (a)	450,000	13,666,500
Nuvalent, Inc. Class A (a)	670,000	43,965,400
Oruka Therapeutics, Inc. (c)(d)(e)	1,451,092	8,619,777
Poseida Therapeutics, Inc. (a)	2,375,621	7,103,107
Regeneron Pharmaceuticals, Inc. (a)	300,000	294,048,000
Repligen Corp. (a)	120,000	17,890,800
Spyre Therapeutics, Inc. (a)	500,000	17,475,000
Summit Therapeutics, Inc. (a)(b)	1,100,000	9,553,500
Vaxcyte, Inc. (a)	1,450,000	101,891,500
Viking Therapeutics, Inc. (a)	52,307	3,256,634
Viridian Therapeutics, Inc. (a)	1,500,000	17,925,000
Xenon Pharmaceuticals, Inc. (a)	1,200,000	45,684,000
Zentalis Pharmaceuticals, Inc. (a)(b)	900,000	10,692,000
		1,490,131,787
Health Care Equipment & Supplies - 25.6%
Health Care Equipment - 25.6%
Boston Scientific Corp. (a)	10,500,000	793,485,000
Edwards Lifesciences Corp. (a)	1,250,000	108,612,500
Glaukos Corp. (a)	1,000,000	112,720,000
Inspire Medical Systems, Inc. (a)(b)	485,000	77,013,150
Insulet Corp. (a)	700,000	124,033,000
Intuitive Surgical, Inc. (a)	305,000	122,646,600
Masimo Corp. (a)	850,000	105,825,000
Medical Microinstruments, Inc. warrants 2/16/31 (a)(c)(d)	15,815	195,790
Penumbra, Inc. (a)	1,278,503	242,237,963
PROCEPT BioRobotics Corp. (a)(b)	640,000	42,496,000
Stryker Corp.	400,000	136,436,000
		1,865,701,003
Health Care Providers & Services - 21.7%
Health Care Facilities - 1.4%
Surgery Partners, Inc. (a)	3,600,000	99,360,000
Health Care Services - 8.3%
agilon health, Inc. (a)(b)	10,280,000	64,764,000
BrightSpring Health Services, Inc. (b)	2,850,000	32,062,500
Cigna Group	700,000	241,234,000
CVS Health Corp.	2,450,000	146,020,000
LifeStance Health Group, Inc. (a)	9,000,000	50,130,000
Privia Health Group, Inc. (a)	4,080,000	70,869,600
		605,080,100
Managed Health Care - 12.0%
Alignment Healthcare, Inc. (a)	5,600,000	44,128,000
Centene Corp. (a)	1,960,000	140,316,400
Molina Healthcare, Inc. (a)	125,000	39,322,500
UnitedHealth Group, Inc.	1,320,000	653,888,400
		877,655,300
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,582,095,400
Health Care Technology - 2.0%
Health Care Technology - 2.0%
Evolent Health, Inc. Class A (a)	1,500,000	31,785,000
Phreesia, Inc. (a)	1,449,451	27,423,613
Veeva Systems, Inc. Class A (a)	480,000	83,640,000
		142,848,613
Life Sciences Tools & Services - 11.5%
Life Sciences Tools & Services - 11.5%
10X Genomics, Inc. (a)	1,982,656	44,451,148
10X Genomics, Inc. Class B (a)(f)	500,000	11,210,000
Bruker Corp.	940,000	61,579,400
Danaher Corp.	1,900,000	487,920,000
IQVIA Holdings, Inc. (a)	370,000	81,063,300
Lonza Group AG	67,000	36,370,997
Thermo Fisher Scientific, Inc.	208,000	118,139,840
		840,734,685
Pharmaceuticals - 17.1%
Pharmaceuticals - 17.1%
AstraZeneca PLC (United Kingdom)	800,000	124,359,226
Edgewise Therapeutics, Inc. (a)	560,000	9,592,800
Eli Lilly & Co.	760,000	623,458,400
Enliven Therapeutics, Inc. (a)	500,000	11,285,000
Merck & Co., Inc.	2,480,000	311,339,200
Pharvaris BV (a)	738,455	14,001,107
Royalty Pharma PLC	2,400,000	65,784,000
Structure Therapeutics, Inc. ADR (a)	650,000	22,230,000
UCB SA	500,000	70,135,384
		1,252,185,117
TOTAL COMMON STOCKS (Cost $4,568,111,515)		7,173,696,605

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
Biotechnology - 0.6%
Biotechnology - 0.6%
Asimov, Inc. Series B (a)(c)(d)	101,438	4,551,523
Caris Life Sciences, Inc. Series D (a)(c)(d)	3,206,021	8,303,594
Cleerly, Inc. Series C (a)(c)(d)	1,285,367	13,817,695
Element Biosciences, Inc. Series C (a)(c)(d)	572,265	5,184,721
ElevateBio LLC Series C (a)(c)(d)	254,900	779,994
Endeavor BioMedicines, Inc. Series C (c)(d)	1,366,212	8,907,702
Inscripta, Inc. Series E (a)(c)(d)	1,282,228	3,846,684
		45,391,913
Financial Services - 0.2%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (a)(c)(d)(g)	473,270	4,746,898
Specialized Finance - 0.1%
Saluda Medical, Inc. Series E (a)(c)(d)	1,155,359	8,052,852
TOTAL FINANCIAL SERVICES		12,799,750
Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Medical Microinstruments, Inc. Series C (c)(d)	316,310	10,343,337
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	380,451	1,807,142
Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1 (a)(c)(d)	201,220	7,928,068
Series E1 (a)(c)(d)	56,664	2,232,562
Omada Health, Inc. Series E (a)(c)(d)	2,153,073	8,676,884
Wugen, Inc. Series B (a)(c)(d)	454,342	1,744,673
		20,582,187
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (a)(c)(d)	3,696,429	3,141,965
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $155,912,683)		94,066,294

Convertible Bonds - 0.2%
	Principal Amount (h)	Value ($)
Health Care Equipment & Supplies - 0.2%
Health Care Supplies - 0.2%
Kardium, Inc. 10% 12/31/26 (c)(d)	12,154,428	12,154,428
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/27 (c)(d)	3,306,100	3,389,744
TOTAL CONVERTIBLE BONDS (Cost $15,460,528)		15,544,172

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	36,914,878	36,922,261
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	83,035,379	83,043,683
TOTAL MONEY MARKET FUNDS (Cost $119,964,194)		119,965,944

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $4,859,448,920)	7,403,273,015
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(102,644,409)
NET ASSETS - 100.0%	7,300,628,606

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $122,105,074 or 1.7% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,210,000 or 0.2% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	7,704,855

Aledade, Inc. Series E1	5/20/22	2,822,683

Asimov, Inc. Series B	10/29/21	9,401,345

Caris Life Sciences, Inc.	10/06/22	7,954,682

Caris Life Sciences, Inc. Series D	5/11/21	25,968,770

Cleerly, Inc. Series C	7/08/22	15,142,394

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,403,602

Element Biosciences, Inc. Series C	6/21/21	11,763,880

ElevateBio LLC Series C	3/09/21	1,069,306

Endeavor BioMedicines, Inc. Series C	4/22/24	8,913,987

Galvanize Therapeutics Series B	3/29/22	6,399,572

Galvanize Therapeutics 6% 2/28/27	2/28/24	3,306,100

Inscripta, Inc. Series E	3/30/21	11,322,073

Kardium, Inc. 10% 12/31/26	5/31/24	12,154,428

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	10,543,783

Omada Health, Inc. Series E	12/22/21	12,908,103

Oruka Therapeutics, Inc.	4/03/24	8,619,777

Saluda Medical, Inc. Series E	4/06/23	9,328,137

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	13,696,817

Wugen, Inc. Series B	7/09/21	3,523,377

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,213,126	131,987,750	98,277,343	46,158	(1,272)	-	36,922,261	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	90,247,976	225,906,933	233,111,226	124,717	-	-	83,043,683	0.3%
Total	93,461,102	357,894,683	331,388,569	170,875	(1,272)	-	119,965,944

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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